Other Non-Current Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Noncurrent Liabilities [Line Items]
Lease liabilities	€ 187	€ 216
Aegon Ltd. [member]
Noncurrent Liabilities [Line Items]
Lease liabilities	19	€ 25
Aegon Ltd. [member] | First 5 years [member]
Noncurrent Liabilities [Line Items]
Lease liabilities	€ 12